J.P. MORGAN INCOME FUNDS

JPMORGAN TRUST I

JPMorgan Emerging Markets Debt Fund
JPMorgan Real Return Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund

JPMORGAN TRUST II

JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Limited Duration Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan Short Term Bond Fund II
(each a “Fund” and collectively the “Funds”)

Supplement dated September 1, 2010
to the Class A, Class B, Class C and Select Class Shares
Prospectus dated July 1, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for all of the Funds other than JPMorgan Mortgage-Backed Securities Fund and JPMorgan Treasury & Agency Fund. In addition, Eligible Investors will be able to open a Select Class Shares account for all Funds other than JPMorgan Mortgage-Backed Securities Fund and JPMorgan Treasury & Agency Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Funds and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts. The investment minimum for purchases of Select Class Shares by Eligible Investors of JPMorgan Mortgage-Backed Securities Fund and JPMorgan Treasury & Agency Fund will continue to be $10,000.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” on page 80 of the Prospectus is deleted and replaced with the following:

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan

SUP-INC-910

Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement ($10,000 for the Mortgage-Backed Securities Fund and the Treasury & Agency Fund) provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees and their immediate family members of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 82 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds other than the Mortgage-Backed Securities Fund and the Treasury & Agency Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund other than Mortgage-Backed Securities Fund and the Treasury & Agency Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 85 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds
•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement ($10,000 for the Mortgage-Backed Securities Fund and the Treasury & Agency Fund), provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

Additional Changes. The following sentence is added after the second sentence in the second paragraph under “How do I open an account?” section on page 80 of the Prospectus.

If you already hold Class B Shares of a Fund you may purchase Class A or Class C Shares in the same Fund without regard to the initial minimum investment requirement, however, subsequent investment requirements will apply.

The following paragraph is added before the new disclosure identified above in B under “In which shares can I automatically invest on a systematic basis?” on page 82 of the Prospectus.

If you already hold Class B Shares of a Fund, you may purchase Class A or Class C Shares in the same Fund through a Systematic Investment Plan without regard to the initial minimum investment requirement, however, subsequent investment requirements will apply.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Asia Equity Fund
JPMorgan China Region Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan India Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Value Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid International Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund

JPMORGAN TRUST II

JPMorgan International Equity Index Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated September 1, 2010
to the Class A, Class B, Class C and Select Class Share

Prospectus dated February 28, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for all of the Funds. In addition, Eligible Investors will be able to open a Select Class Shares account for all Funds for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Funds and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” on page 67 of the Prospectus is deleted and replaced with the following:

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

SUP-INTEQ-910

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 69 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 71 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and J.P. Morgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INVESTOR FUNDS

JPMORGAN TRUST II

JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated September 1, 2010
to the Class A, Class B, Class C and Select Class Share
Prospectus dated November 1, 2009 as supplemented May 28, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for all of the Funds. In addition, Eligible Investors will be able to open a Select Class Shares account for all Funds for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Funds and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The seventh paragraph under “How do I open an account?” on page 29 of the Prospectus is deleted and replaced with the following:

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 31 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

SUP-INV-910

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 32 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and J.P. Morgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMORGAN TRUST I

JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund

JPMORGAN TRUST II

JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Tax Free Bond Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated September 1, 2010
to the Class A, Class B, Class C and Select Class Share
Prospectus dated July 1, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for all of the Funds. In addition, Eligible Investors will be able to open a Select Class Shares account for all Funds for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Funds and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” on page 57 of the Prospectus is deleted and replaced with the following:

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

SUP-MUNI-910

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 59 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 62 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees and their immediate family members, of J.P. Morgan Funds and J.P. Morgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I
JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan Growth and Income Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Large Cap Value Plus Fund
JPMorgan U.S. Dynamic Plus Fund
(formerly JPMorgan Intrepid Plus Fund)

JPMORGAN TRUST II
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated September 1, 2010
to the Class A, Class B, Class C and Select Class Share
Prospectus dated November 1, 2009, as supplemented

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for all of the Funds. In addition, Eligible Investors will be able to open a Select Class Shares account for all Funds for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Funds and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” on page 75 of the Prospectus is deleted and replaced with the following:

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 77 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

SUP-LC-910

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 78 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Core Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund

JPMORGAN TRUST II

JPMorgan Intrepid Mid Cap Fund
JPMorgan Market Expansion Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Multi Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST
JPMorgan Growth Advantage Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.
JPMorgan Mid Cap Value Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated September 1, 2010
to the Class A, Class B, Class C and Select Class Share
Prospectus dated November 1, 2009, as supplemented

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for all of the Funds. In addition, Eligible Investors will be able to open a Select Class Shares account for all Funds for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Funds and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” beginning on page 74 of the Prospectus is deleted and replaced with the following:

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of

SUP-SC-910

J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 76 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 78 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN SPECIALTY FUNDS

JPMorgan U.S. Real Estate Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Share
Prospectus dated May 1, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the U.S. Real Estate Fund (the “Fund”). In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” beginning on page 13 of the Prospectus is deleted and replaced with the following:

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 14 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares of the Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 16 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

SUP-USRE-910

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE